Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Total deferred income taxes not recognized from temporary differences and unused tax losses as future utilization is not considered probable	$ 406,165	$ 354,949
Inventories [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	9,074
Property, plant and equipment [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	36,709	19,776
Mexican tax losses (expiring in 2025 - 2031) [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	32,112	36,349
Canadian tax losses (expiring in 2034 - 2042) [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	31,892	29,183
U.S. tax losses (expiring in 2025 - 2037) [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	31,957	31,957
U.S. tax losses (no expiry) [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	191,790	158,942
Provisions and other [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	72,283	78,254
Deferred Mexican mining royalty [Member]
Income taxes (Details) - Schedule of deferred income taxes have not been recognized in respect [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 348	$ 488